Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Income taxes paid (refund) [abstract]
Income before income taxes	$ 53.8	$ 128.1	$ 75.7
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Expected Statutory Rate	25.20%	25.30%	25.50%
Income tax at expected statutory rate	$ 13.6	$ 32.5	$ 19.3
Non-deductible (taxable) items	0.2	(1.7)	(0.1)
Non-deductible stock option expense	2.0	2.5	1.7
Effect of foreign tax rates	7.8	(6.6)	(10.3)
Non-deductible (taxable) remeasurement of Earn-out	2.2	0.0	0.0
Non-deductible (taxable) remeasurement of put option liability	0.4	(2.7)	1.4
Non-deductible (taxable) foreign exchange (gain) loss	(0.2)	0.5	0.9
Change in tax rates	(1.1)	1.3	(0.2)
Change in deferred tax asset not recognized	0.0	(1.5)	1.7
Other including adjustments in respect of prior years	1.1	0.2	3.2
Total income tax expense	$ 26.0	$ 24.5	$ 17.6